The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Dividend Income Fund and Columbia Small Cap Core Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 21, 2011 (Accession No. 0001193125-11-193339), which is incorporated herein by reference.